Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Talcott Resolution Life Insurance Company, together with its consolidated subsidiaries, (collectively, "TL," the "Company," "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re"), a Bermuda based entity. Talcott Resolution Life, Inc. ("TLI"), a Delaware corporation, and Hopmeadow Holdings, LP ("Hopmeadow Holdings," or "HHLP") are indirect parents of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On June 30, 2021, the Company's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm, with and into HHLP pursuant to an Agreement and Plan of Merger (the “Agreement"). Through the Agreement, Sixth Street obtained 100% control of TLI and its life and annuity operating subsidiaries for a total purchase price of approximately $2.25 billion, comprised of a $500 pre-closing dividend and cash of $1.734 billion. The merger was accounted for by using business combination accounting together with an election to apply pushdown accounting. Under this method, the purchase price paid by the investment firm was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. TL's financial statements and footnote disclosures are presented into two distinct periods. The periods prior to the consummation of the Agreement are labeled ("Predecessor Company") and the period subsequent to that date is labeled ("Successor Company") to distinguish between the different basis of accounting between the periods presented. As a result of the application of pushdown accounting, the financial statements for the period of July 1, 2021 to December 31, 2021, are not comparable to the prior periods presented. In addition, as a result of the acquisition the Company conformed to Sixth Street's accounting policies and modified its presentation for certain transactions.
On September 17, 2021, the Company executed a flow reinsurance transaction with Lincoln National Corporation's ("Lincoln") insurance subsidiary, The Lincoln National Life Insurance Company. Under this reinsurance transaction, the Company coinsured a living benefit rider on variable annuity contracts issued by Lincoln between April 1, 2021 through June 30, 2022 up to a maximum of $1.5 billion of reinsured deposits. Lincoln will continue to service and administer the policies as insurer of the business.
On December 30, 2021, the Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America ("Allianz"). Pursuant to such agreement, the Company assumed 100% of a block of fixed indexed annuities ("FIA") and 5% of another block of FIAs on a coinsurance basis. Certain of the FIAs included living withdrawal benefits. The Company acquired general account assets to support the assumed reserves and paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements. Under the reinsurance agreement, the Company will participate in an aggregated hedging pool administered by Allianz, whereby the Company will pay Allianz a fee in order to participate in the pool and will receive an index credit payout based on the level of participation in the pool. This reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities upon the effective date for approximately $25 and will be recognized in income over the expected life of the underlying policies. Allianz will continue to service and administer the policies as insurer of the business.
On December 30, 2021, the Company entered into an affiliated reinsurance agreement with its parent TR Re. Pursuant to such reinsurance agreement, the Company generally ceded 50% of reserves related to variable annuity and payout annuity blocks, with 100% of certain variable annuity guarantees and certain structured settlement contracts ceded at a lesser quota share percentage. All but the Company’s terminal funding block was ceded on a modified coinsurance basis, with the pension risk transfer block ceded on a coinsurance with funds withheld basis. The reinsured business ceded was the Company's direct written business and was not previously assumed. This affiliate reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities for approximately $805 and will be recognized in income over the expected life of the underlying policies. The Company will continue to service and administer the policies as insurer of the reinsured block of business and will remain responsible for fulfilling its obligations to policyholders. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement.
On November 18, 2021, TLI received approval from the Connecticut Department of Insurance ("CTDOI") to contribute the Company to TR Re. On December 30, 2021, TLI contributed the Company to TR Re and TR Re subsequently became the Company's direct parent. TR Re was formed on June 28, 2021 and is an approved Class E insurer under the Bermuda Monetary Authority.
In conjunction with the sale from The Hartford Financial Services Group ("The Hartford") in 2018, the Company entered into a five year transition services agreement with The Hartford to provide general ledger, cash management, investment accounting and information technology infrastructure services. In March 2019, the Company converted its existing transition services agreement for investment accounting services into an administrative service agreement, which expires in May 2023. The transition services agreement with The Hartford for the remaining services ended in 2020, as those services had fully transitioned to the Company.
Consolidation
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

Use of Estimates
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include those used in determining estimated gross profits ("EGPs") used in the valuation and amortization of assets (including Value of Business Acquired ("VOBA") and liabilities associated with variable annuity, FIAs and other universal life-type contracts, as well as any deferred reinsurance amounts; evaluation of credit losses on fixed maturities, available for sale ("AFS") and allowance for credit losses ("ACL") on mortgage loans; living benefits required to be fair valued; deferred gain or cost related to reinsurance transactions; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; evaluation of goodwill and other intangible assets for impairment; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets and could have a material impact on the Consolidated Financial Statements. The ultimate extent to which the COVID-19 pandemic will directly impact the Company's business, results of operations and financial condition will depend on future developments that are highly uncertain.

Pushdown Accounting
Pushdown Accounting
The table below shows the main balance sheet line items impacted in pushdown accounting for the Sixth Street Acquisition, as of July 1, 2021:

Cash and invested assets	$19,711
VOBA	565
Deferred income taxes	737
Goodwill	97
Other intangible assets	67
Reinsurance recoverables and other assets	29,442
Separate account assets	112,857
Total assets	163,476

Reserves for future policy benefits	21,122
Other policyholder funds and benefits payable	25,961
Other liabilities	1,653
Separate account liabilities	112,857
Total liabilities	161,593

Equity	1,883
Total liabilities and stockholder's equity	$163,476

The Successor Company's assets and liabilities are recognized based on Sixth Street's accounting basis, with an offset to additional paid-in capital. In addition, retained earnings and accumulated other comprehensive income ("AOCI") of the Predecessor Company are not carried forward, as a new basis of accounting has been established.
Goodwill
Goodwill represents the excess of the acquisition cost of an acquired business over the fair value of assets acquired and liabilities assumed. Goodwill is not amortized but is tested for impairment at the entity or reporting unit level annually or when events or circumstances arise, such as adverse changes in the business climate, that would more likely than not reduce the fair value of the entity or a reporting unit below its carrying value. Our methodology for conducting this goodwill impairment testing contains both a qualitative and quantitative assessment.
The Company has the option to initially perform an assessment of qualitative factors in order to determine whether it is more likely than not that the fair value of the entity or a reporting unit is less than its carrying amount. The qualitative factors may include, but are not limited to, economic conditions, industry and market considerations, cost factors, overall financial performance of the entity or a reporting unit and other company and entity-level or reporting unit-specific events. If it is determined that it is more likely than not that the fair value of the entity or reporting unit is less than its carrying amount, we then perform the impairment evaluation using a more detailed quantitative assessment. If the carrying values of the entity or reporting units were to exceed their fair value under that quantitative assessment, the amount of the impairment would be calculated and goodwill would be adjusted accordingly. The Company could directly perform this quantitative assessment, bypassing the qualitative assessment and perform a quantitative impairment test.
For a discussion of goodwill from the Sixth Street Acquisition, see Note 7 - Goodwill and Other Intangible Assets.
Intangible Assets
Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consist of internally developed software amortized over a period not to exceed seven years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company's impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of indefinitely lived intangibles is less than the carrying value.
Investments
In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid-in capital at the acquisition date.
Value of Business Acquired/Additional Reserves
In conjunction with the acquisition of the Company, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company's insurance and investment contracts as of the date of the Sixth Street Acquisition. This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company's insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including equity market returns, mortality, persistency, expenses, discount rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as an additional insurance liability in reserves for future policy benefits and other policyholder funds and benefits payable. The additional liability is amortized to income over the life of the underlying policies.

Adoption of New Accounting Standards and Future Adoption of New Accounting Standards
Adoption of New Accounting Standards
Financial Instruments - Credit Losses
On January 1, 2020, the Company adopted Accounting Standards Update ("ASU") 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, ("ASU 2016-13", or "CECL") together with related updated guidance for recognition and measurement of credit losses on certain financial instruments not carried at fair value, including reinsurance recoverables. This guidance replaces the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at amortized cost, which resulted in the recognition of greater allowances for losses. Under the new model, an ACL is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.
Credit losses on fixed maturities, AFS carried at fair value continue to be measured similar to previous guidance for other-than-temporary impairments ("OTTI"); however, losses are now recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. For fixed maturities, AFS this guidance is applied prospectively. Additionally, the new guidance requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.
The Company adopted the guidance through a cumulative-effect adjustment that decreased retained earnings by $11 million, after tax, primarily related to the Company's mortgage loan investments. No ACL was recognized at adoption for fixed maturities, AFS as those provisions of the guidance are applied prospectively. Upon adoption, the Company did not have any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance.
Future Adoption of New Accounting Standards
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
The Financial Accounting Standards Board ("FASB") issued ASU 2021-08 Accounting for Contract Assets and Contract Liabilities from Contracts with Customers in October 2021, which requires acquiring entities to apply Topic 606, Revenue from Contracts with Customers upon recognizing and measuring contract assets and liabilities in a business combination. This update is intended to improve comparability after a business combination, by providing consistent recognition and measurement of revenue contracts with customers acquired and not acquired in a business combination. ASU 2021-08 is effective for annual periods beginning after December 15, 2022 and interim periods within those annual periods, with early adoption permitted. The amendments in this ASU should be applied prospectively. We expect to adopt the provisions of this ASU in the first quarter of 2023 and do not expect it to have a material impact on the Company.
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 Targeted Improvements to the Accounting for Long-Duration Contracts ("ASU 2018-12") in August 2018, which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits ("LFPB"), by requiring annual or more frequent updates of insurance assumptions and modifying rates used to discount future cash flows. Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures.
This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023, with early adoption permitted. The Company continues to assess its policies, processes, and applicable systems to determine the impact on the Company's operations and financial results. While it is not possible to reasonably estimate the expected impact of the new standard at this time due to the nature and extent of the required changes to a significant portion of the Company’s operations, we anticipate an increase to AOCI, upon adoption. This is due to the application and pushdown of purchase accounting associated with the Sixth Street Acquisition, which employed lower discount rates for the fair value calculations than the required discount rates to value the cash flows on the insurance liabilities under the new guidance. This standard represents a significant change from existing U.S. GAAP, however, it does not change the underlying economics of the business or its related cash flows. The Company has a transition date, the date of the Sixth Street Acquisition, and selected the modified retrospective transition method, with the potential exception of market risk benefits ("MRB"), which are required to be adopted on a retrospective basis. Additionally, the Company is reviewing the impact of its recent reinsurance transactions under the new standard.
As part of working toward implementation of the updated standard, the Company has made progress on key accounting policy decisions, including processes to identify insurance policy groupings for LFPB measurement, applicable discount rates, development of liability cash flow and claim expense assumptions, and VOBA amortization methodology. Long duration insurance contracts issued by the Company will be grouped into separate cohorts based on the product type and annual contract issue date.
Cash flow assumptions underlying insurance liabilities will be evaluated at least annually in the same fiscal quarter each year as to whether an update is needed. Under the new guidance, the Company will update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in net income. Cash flows are required to be discounted with an upper-medium grade (or low credit risk) fixed-income instrument yields, with the effect of discount rate changes on the liability recorded in OCI. The discount rate utilized is intended to reflect the duration characteristics of the corresponding insurance liabilities. The Company will obtain yield curves and spreads for a range of tenors to determine spot yields to discount the cash flows of the insurance liabilities as of each valuation date. This is a change from current U.S. GAAP which utilizes assumptions, including discount rates "locked in" at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current U.S. GAAP.
The Company currently offers and assumes certain guarantees and product features on variable annuity and FIA products, which protect the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk.These MRB features are required to be measured at fair value with changes in fair value recorded in net income, with the exception of the changes in MRB liabilities attributable to a change in an entity's nonperformance risk, which is required to be recognized in OCI. For any assumed products, the portion of the change in MRBs attributable to changes in the reinsurer's nonperformance risk is recognized in income. The Company will maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the MRBs upon adoption.

VOBA and other balances are expected to be amortized on a constant-level basis over the expected remaining term of the related contracts. As annuities do not have a face amount, the constant level basis used is expected to be based on the number of policies in-force.
Additionally, ASU 2018-12 requires certain enhanced presentation and disclosures including disaggregated rollforwards for LFPB, policyholder account balances, MRBs, separate account liabilities, deferred acquisition costs, and information about significant inputs, judgments and methods used in the measurement.

Revenue Recognition
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under U.S. GAAP in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

Investments
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL, in accordance with new guidance adopted January 1, 2020 regarding expected credit losses. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of VOBA and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of ACL. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds generally on a one-month lag. Accordingly, income for period of July 1, 2021 to December 31, 2021 (Successor Company) and the period of January 1, 2021 to June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company), respectively, may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities and derivatives contracts (both freestanding and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities, AFS and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Prior to January 1, 2020, the Company applied OTTI guidance to debt securities in an unrealized loss position and accreted the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. In accordance with accounting guidance adopted January 1, 2020 regarding expected credit losses, the losses are now recognized through an ACL and no longer as an adjustment to amortized cost.
Derivative Instruments
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:
•to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;
•to manage liquidity;
•to control transaction costs;
•to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivatives of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments, and has previously issued and assumed via reinsurance financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as freestanding derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Cash	Cash Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. In ceding risks, the Company uses yearly renewable term, coinsurance and modified coinsurance arrangements and variation thereof. Failure of reinsurers to honor their obligations could result in losses to the Company.
The Company's ceded affiliated reinsurance arrangements are on a modified coinsurance and a coinsurance with funds withheld basis. Under modified coinsurance arrangements, both the ceded reserves and the investment assets that support the reserves are retained by the Company and profit and loss with respect to the obligations and investment returns flow through periodic net settlements. Under coinsurance with funds withheld arrangements, ceded reserves are transferred to the reinsurer, however, investment assets that support the reserves are retained by the Company, and profit and loss with respect to only the investment returns flow through periodic net settlements. Both modified coinsurance and coinsurance with funds withheld arrangements require the Company to establish segregated accounts in which the assets supporting the ceded obligations are maintained. A funds withheld liability is established which represents the fair value of investment assets segregated under modified coinsurance or coinsurance with funds withheld reinsurance arrangements.
The funds withheld liability is comprised of a host contract and an embedded derivative. For ceded reinsurance agreements, the Company has an obligation to pay the total return on the assets supporting the funds withheld liability. Interest accrues at a risk-free rate on the host contract and is recorded as net investment income in the Consolidated Statements of Operations. The embedded derivative is similar to a total return swap on the income generated by the underlying assets held by the Company. The change in the embedded derivative is recorded in net realized capital gains (losses).
The Company also cedes to and assumes from other insurers on coinsurance arrangements. Under coinsurance arrangements, reserves and investment assets are transferred from the ceding insurer to the reinsurer. In certain arrangements, the reinsurer will hold the assets supporting the reserves in a trust for the benefit of the ceding insurer.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions. The deferred gain on or cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We generally have the right of offset on reinsurance contracts, but have elected to present balances due to and due from reinsurance counterparties on a gross basis on the financial statements.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an ACL which is based on the expectation of lifetime credit loss.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Value of Business Acquired
Value of Business Acquired
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The principal assumptions used in estimating VOBA include equity market returns, mortality, persistency, expenses, and discount rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over EGPs and it is reviewed for recoverability quarterly.
The Company also uses the present value of EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death benefits, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
In the third quarter of 2021, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA, death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features. These features include guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, secondary guarantee benefits offered with universal life insurance contracts, as well as GLWB riders and guaranteed annuitization benefits offered by assumed FIA contracts. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GLWBs on FIA contracts allow guaranteed lifetime withdrawals even if account value is otherwise insufficient. Certain FIA contracts contain a second notional account value which provides additional annuitization benefits. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to assumed market rates of return and assumptions including volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Value of Business Acquired accounting policy section within this footnote.
The Company reinsures a majority of its in-force GMDB and GMWB and all of its universal life insurance secondary guarantees.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.

Other Policyholder Funds and Benefits Payable and Separate Account Liabilities	Other Policyholder Funds and Benefits PayableOther policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity, assumed FIA and other universal life-type contracts, investment contracts, assumed FIAs and the non-life contingent portion of variable annuity GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses and assumed reinsurance. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs and assumed FIAs that represent embedded derivatives, see Note
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

Fair Value of Financial Instruments
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s sector, financial strength, and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the significant inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of freestanding derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)
• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity
Corporates
• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities and private bank loans:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature
U.S Treasuries, Municipals, and Foreign government/government agencies
• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements	• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years
GMWB and FIA Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives	The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.
FIA Embedded Derivative	The Company assumed through reinsurance FIA contracts that provide the policyholder with benefits that depend on the performance of market indices. Benefits in excess of contract guarantees represent an embedded derivative carried at fair value and reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains (losses).

Freestanding Customized Derivatives	The Company previously held freestanding customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of GMWB riders written on a direct basis. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives were reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.
GMWB Reinsurance Derivative	The Company has reinsurance arrangements with unaffiliated reinsurers in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
Valuation Techniques
Fair values for FIA and GMWB embedded derivatives, freestanding customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, FIA embedded derivative, the freestanding customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Benefits; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Benefits
The Best Estimate Benefits are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB and FIA Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions
• Credit standing adjustment assumptions
• Option budgets

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Derivatives, Methods of Accounting
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the notional amount of interest rate swaps in offsetting relationships was $506 and $1.3 billion, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Fixed Payout Annuity Hedge
The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the
Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer the majority of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as freestanding derivatives with a notional amount equal to the GRB reinsured.
During 2020 (Predecessor Company), the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. The Company previously utilized derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the GMWB riders written on a direct basis. The GMWB hedging instruments hedged changes in interest rates, equity market levels, and equity volatility. These derivatives included customized swaps, interest rate swaps and futures and equity swaps, options and futures on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.
FIA Embedded Derivative
On December 30, 2021, the Company assumed through reinsurance, certain FIA products with index-based crediting that constitutes an embedded derivative. The cedant hedges this risk and provides the benefits of this hedging as part of the reinsurance settlements.